Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss	$ (111,295)	$ (76,307)
Adjustments to reconcile net loss to net cash provided by operating activities:
Amortization of subscriber accounts, dealer network and other intangible assets	236,788	246,753
Depreciation	8,818	8,160
Stock-based and long-term incentive compensation	3,183	2,598
Deferred income tax expense	(4,026)	4,140
Non-cash legal settlement reserve	23,000	0
Amortization of debt discount and deferred debt costs	6,819	6,936
Refinancing expense	0	9,500
Unrealized loss on derivative financial instruments	0	0
Charged to Expense	11,014	10,785
Loss on goodwill impairment	0	0
Other non-cash activity, net	(4,291)	(4,595)
Changes in assets and liabilities:
Trade receivables	(9,790)	(11,032)
Prepaid expenses and other assets	(2,160)	446
Subscriber accounts - deferred contract costs	(3,064)	(2,947)
Payables and other liabilities	(4,792)	(3,910)
Net cash provided by operating activities	150,204	190,527
Cash flows from investing activities:
Capital expenditures	(14,393)	(9,178)
Cost of subscriber accounts acquired	(142,909)	(201,381)
Net cash used in investing activities	(157,302)	(210,559)
Cash flows from financing activities:
Proceeds from long-term debt	187,950	1,280,700
Payments on long-term debt	(175,250)	(1,238,059)
Payments of financing costs	0	(16,946)
Value of shares withheld for share-based compensation	(477)	(121)
Dividend paid to Ascent Capital	(5,000)	(5,000)
Net cash provided by financing activities	7,223	20,574
Net increase in cash, cash equivalents and restricted cash	125	542
Cash, cash equivalents and restricted cash at beginning of period	3,177	2,635
Cash, cash equivalents and restricted cash at end of period	3,302	3,177
Supplemental cash flow information:
State taxes paid, net	2,713	2,645
Interest paid	138,339	123,763
Accrued capital expenditures	$ 272	$ 558